UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21202

John Hancock Preferred Income Fund II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2013

John Hancock
MUTUAL FUNDS

John Hancock Preferred Income Fund II

QUARTERLY PORTFOLIO HOLDINGS

4.30.2013

Ticker | HPF

John Hancock Preferred Income Fund II
As of 4-30-13 (Unaudited)

	Shares	Value

Preferred Securities (a) 136.8% (90.2% of Total Investments)		$650,067,829

(Cost $611,164,822)

Consumer Discretionary 0.1%		578,700

Media 0.1%
Comcast Corp., 5.000%	22,500	578,700

Consumer Staples 3.1%		14,950,000

Food & Staples Retailing 3.1%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)	160,000	14,950,000

Energy 1.4%		6,728,878

Oil, Gas & Consumable Fuels 1.4%
Apache Corp., Series D, 6.000%	159,000	6,728,878

Financials 82.0%		389,539,207

Capital Markets 8.1%
Morgan Stanley Capital Trust III, 6.250% (Z)	272,000	6,908,800
Morgan Stanley Capital Trust IV, 6.250% (Z)	155,000	3,930,800
Morgan Stanley Capital Trust V, 5.750% (Z)	285,000	7,182,000
Morgan Stanley Capital Trust VII, 6.600%	52,400	1,328,340
State Street Corp., 5.250%	62,000	1,579,760
The Goldman Sachs Group, Inc., 6.125% (L) (Z)	655,200	17,552,808

Commercial Banks 20.9%
Barclays Bank PLC, Series 3, 7.100%	340,000	8,700,600
Barclays Bank PLC, Series 5, 8.125%	330,000	8,490,900
BB&T Corp., 5.200%	320,000	7,984,000
BB&T Corp., 5.625% (Z)	265,000	6,823,750
HSBC USA, Inc., 6.500% (Z)	50,000	1,286,500
PNC Financial Services Group, Inc., 5.375%	70,000	1,798,300
PNC Financial Services Group, Inc. (6.125% to 05/01/22, then 3
month LIBOR + 4.067%)	145,000	4,161,500
Royal Bank of Scotland Group PLC, Series L, 5.750% (Z)	480,000	11,073,600
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%
(Z)	329,000	9,077,110
U.S. Bancorp (6.000% to 04/15/17, then 3 month LIBOR + 4.861%)
(Z)	200,000	5,612,000
U.S. Bancorp (6.500% to 01/15/22, then 3 month LIBOR + 4.468%)
(L) (Z)	570,000	17,077,200
Wells Fargo & Company, 8.000% (L) (Z)	560,000	17,220,000

Consumer Finance 5.5%
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (L) (Z)	725,000	18,436,750
SLM Corp., 6.000% (Z)	177,500	4,400,225
SLM Corp., Series A, 6.970% (Z)	64,000	3,195,520

Diversified Financial Services 19.5%
Deutsche Bank Capital Funding Trust X, 7.350%	155,722	4,039,429
Deutsche Bank Contingent Capital Trust II, 6.550% (L) (Z)	167,500	4,562,700
Deutsche Bank Contingent Capital Trust III, 7.600% (L) (Z)	392,500	11,107,750
ING Groep NV, 7.050% (L) (Z)	775,700	19,865,677
JPMorgan Chase Capital XXIX, 6.700% (L) (Z)	802,500	21,386,625
Merrill Lynch Preferred Capital Trust III, 7.000%	340,000	8,612,200
Merrill Lynch Preferred Capital Trust IV, 7.120%	180,000	4,575,600

1

John Hancock Preferred Income Fund II
As of 4-30-13 (Unaudited)

	Shares	Value

Financials (continued)

Merrill Lynch Preferred Capital Trust V, 7.280%	250,000	$6,355,000
RBS Capital Funding Trust V, 5.900% (I)	398,000	8,732,120
RBS Capital Funding Trust VII, 6.080% (I)	145,000	3,219,000

Insurance 12.2%
Aegon NV, 6.375% (L) (Z)	409,000	10,908,030
Aegon NV, 6.500%	90,000	2,280,600
American Financial Group, Inc., 7.000% (Z)	274,000	7,521,300
MetLife, Inc., Series B, 6.500% (L) (Z)	792,000	20,409,840
Phoenix Companies, Inc., 7.450%	216,500	4,968,675
Prudential Financial, Inc., 5.750%	57,000	1,470,030
Prudential PLC, 6.500% (Z)	103,000	2,678,000
RenaissanceRe Holdings, Ltd., Series C, 6.080% (Z)	32,500	831,350
W.R. Berkley Corp., 5.625%	281,000	7,053,100

Real Estate Investment Trusts 15.7%
Duke Realty Corp., Depositary Shares, Series J, 6.625% (Z)	449,400	11,423,748
Duke Realty Corp., Depositary Shares, Series K, 6.500% (L) (Z)	110,000	2,805,000
Duke Realty Corp., Depositary Shares, Series L, 6.600% (Z)	109,840	2,795,428
Kimco Realty Corp., 6.000% (L) (Z)	680,000	18,210,400
Public Storage, Inc., 5.200%	250,000	6,332,500
Public Storage, Inc., 5.750%	300,000	7,785,000
Public Storage, Inc., 6.350%	163,000	4,435,230
Public Storage, Inc., Depositary Shares, Series Q, 6.500%	119,800	3,299,292
Public Storage, Inc., Series P, 6.500%	56,000	1,523,200
Senior Housing Properties Trust, 5.625%	312,000	7,956,000
Ventas Realty LP, 5.450%	136,000	3,484,320
Wachovia Preferred Funding Corp., Series A, 7.250% (Z)	170,000	4,748,100

Thrifts & Mortgage Finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (I)	75,000	343,500

Industrials 0.8%		3,578,979

Machinery 0.8%
Stanley Black & Decker, Inc., 5.750%	134,700	3,578,979

Telecommunication Services 11.9%		56,349,917

Diversified Telecommunication Services 4.6%
Qwest Corp., 7.000%	60,000	1,628,400
Qwest Corp., 7.375% (Z)	567,500	15,447,350
Qwest Corp., 7.500%	172,500	4,723,050

Wireless Telecommunication Services 7.3%
Telephone & Data Systems, Inc., 6.625% (Z)	161,300	4,087,342
Telephone & Data Systems, Inc., 6.875%	85,000	2,265,250
Telephone & Data Systems, Inc., 7.000% (Z)	283,000	7,626,850
United States Cellular Corp., 6.950% (L) (Z)	772,500	20,571,675

Utilities 37.5%		178,342,148

Electric Utilities 27.0%
Baltimore Gas & Electric Company, Series 1995, 6.990% (Z)	39,870	4,048,053
Duke Energy Corp., 5.125%	555,000	14,158,050
Duquesne Light Company, 6.500% (Z)	98,450	4,994,369
Entergy Arkansas, Inc., 5.750% (Z)	66,400	1,763,584
Entergy Louisiana LLC, 5.250%	220,000	5,739,800

2

John Hancock Preferred Income Fund II
As of 4-30-13 (Unaudited)

			Shares	Value

Utilities (continued)

Entergy Louisiana LLC, 5.875% (Z)			186,750	$5,042,250
Entergy Louisiana LLC, 6.000% (Z)			185,000	4,911,750
Entergy Mississippi, Inc., 6.000%			182,025	4,825,483
Entergy Mississippi, Inc., 6.200%			97,500	2,611,050
Entergy Texas, Inc., 7.875%			37,400	1,013,540
FPL Group Capital Trust I, 5.875% (Z)			267,800	6,895,850
Gulf Power Company, 5.750% (L) (Z)			138,300	3,804,633
HECO Capital Trust III, 6.500% (Z)			187,750	4,873,990
NextEra Energy Capital Holdings, Inc., 5.125%			28,000	708,400
NextEra Energy Capital Holdings, Inc., 5.700% (L) (Z)			628,000	16,692,240
NSTAR Electric Company, 4.780% (Z)			15,143	1,535,122
PPL Capital Funding, Inc., 5.900%			643,000	16,718,000
PPL Corp., 9.500%			305,600	17,862,320
SCE Trust I, 5.625%			55,000	1,471,250
SCE Trust II, 5.100%			337,000	8,492,400

Multi-Utilities 10.5%
BGE Capital Trust II, 6.200% (Z)			488,000	12,541,600
DTE Energy Company, 5.250%			213,000	5,495,400
DTE Energy Company, 6.500%			220,000	6,118,200
SCANA Corp., 7.700% (Z)			538,900	14,690,414
Xcel Energy, Inc., 7.600% (Z)			448,000	11,334,400

Common Stocks 0.9% (0.6% of Total Investments)				$4,078,650

(Cost $3,707,405)

Energy 0.1%				436,000

Oil, Gas & Consumable Fuels 0.1%
BP PLC, ADR			10,000	436,000

Utilities 0.8%				3,642,650

Electric Utilities 0.6%
Entergy Corp.			5,000	356,150
FirstEnergy Corp.			50,000	2,330,000

Multi-Utilities 0.2%
TECO Energy, Inc.			50,000	956,500

		Maturity
	Rate (%)	date	Par value	Value

Capital Preferred Securities (b) 1.1% (0.7% of Total Investments)				$5,362,480

(Cost $5,574,000)

Utilities 1.1%				5,362,480

Multi-Utilities 1.1%
Dominion Resources Capital Trust III (L) (Z)	8.400	01/15/31	$5,000,000	5,362,480

3

John Hancock Preferred Income Fund II
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Corporate Bonds 3.8% (2.5% of Total Investments)				$18,133,304

(Cost $18,448,617)

Energy 1.9%				9,191,688

Oil, Gas & Consumable Fuels 1.9%
Southern Union Company (L) (P) (Z)	3.292	11/01/66	$10,550,000	9,191,688

Utilities 1.9%				8,941,616

Electric Utilities 1.9%
Southern California Edison Company (6.250% to 02/01/2022,
then 3 month LIBOR + 4.199%) (L) (Q) (Z)	6.250	02/01/22	8,000,000	8,941,616

Short-Term Investments 9.1% (6.0% of Total Investments)				$43,228,000

(Cost $43,228,000)

Repurchase Agreement 9.1%				43,228,000

Repurchase Agreement with State Street Corp. dated 4-30-13 at
0.010% to be repurchased at $43,228,012 on 5-1-13, collateralized by $43,875,000 U.S. Treausry Note, 0.625% due 8-31-17 (valued at
$44,094,375, including interest)			43,228,000	43,228,000

Total investments (Cost $682,122,844)† 151.7%				$720,870,263

Other assets and liabilities, net (51.7%)				($245,563,695)

Total net assets 100.0%				$475,306,568

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Reciept

LIBOR London Interbank Offered Rate

(a) Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.

(b) Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(I) Non-income producing security.

(L) A portion of this security is a Lent Security as of 4-30-13, and is part of segregated collateral pursuant to the Committed Facility Agreement. Total value of Lent Securities at 4-30-13 was $190,752,585.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) A portion of this security is segregated as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-13 was $378,126,770.

† At 4-30-13, the aggregate cost of investment securities for federal income tax purposes was $682,237,322. Net unrealized appreciation aggregated $38,632,941, of which $45,933,521 related to appreciated investment securities and $7,300,580 related to depreciated investment securities.

4

John Hancock Preferred Income Fund II
As of 4-30-13 (Unaudited)

The Fund had the following country concentration as a percentage of total investments on 4-30-13:

United States	89.7%
Netherlands	4.6%
United Kingdom	4.3%
Spain	1.3%
Bermuda	0.1%

5

John Hancock Preferred Income Fund II
As of 4-30-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

Securities with a marekt value of approximately $52,690,160 at the beginning of the year were transferred from Level 2 to Level 1 during the period since quoted prices in active markets for identical securities became available.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	04/30/13	Price	Inputs	Inputs
Preferred Securities
Consumer Discretionary	$578,700	$578,700	—	—
Consumer Staples	14,950,000	—	$14,950,000	—
Energy	6,728,878	6,728,878	—	—
Financials	389,539,207	379,001,787	10,537,420	—
Industrials	3,578,979	3,578,979	—	—
Telecommunication Services	56,349,917	56,349,917	—	—
Utilities	178,342,148	156,040,973	22,301,175	—
Common Stocks
Energy	436,000	436,000	—	—
Utilities	3,642,650	3,642,650	—	—
Capital Preferred Securities
Utilities	5,362,480	—	5,362,480	—
Corporate Bonds
Energy	9,191,688	—	9,191,688	—

6

John Hancock Preferred Income Fund II
As of 4-30-13 (Unaudited)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	04/30/13	Price	Inputs	Inputs
Utilities	$8,941,616	—	$8,941,616	—
Short-Term Investments	43,228,000	—	43,228,000	—

Total Investments in Securities	$720,870,263	$606,357,884	$114,512,379	—
Other Financial Instruments
Interest Rate Swaps	($2,557,652)	—	($2,557,652)	—

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Real estate investment trusts. The Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income may be recorded as a reduction of cost of investments and/or as a realized gain.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the Fund.

During the period ended April 30, 2013, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of April 30, 2013.

	USD Notional	Payments Made by	Payments Received	Maturity
Counterparty	Amount	Fund	by Fund	Date	Market Value

Morgan Stanley Capital Services	$56,000,000	Fixed 1.4625%	3 Month LIBOR (a)	Aug 2016	($1,918,617)
Morgan Stanley Capital Services	56,000,000	Fixed 0.8750%	3 Month LIBOR (a)	Jul 2017	(639,035)

					($2,557,652)

(a) At 4-30-13, the 3-month LIBOR rate was 0.27310%

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare Shareowner Services, LLC Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310-1900	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund II.

P11Q3 4/13
6/13

ITEM 1. SCHEDULE OF INVESTMENTS

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund II

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	June 26, 2013

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	June 26, 2013